Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax - Tax Expense Attributable To Earnings Details 6
Income before income taxes	$ 1,157	$ 398	$ (463)
Income tax benefit/ (expense) on pretax income at statutory rate	(170)	(44)	55
Effect of different tax rates of subsidiary operating in other jurisdictions	89	28	8
Profit not subject to income tax	44	18	9
Expenses not deductible for income tax purposes	18	(56)	(163)
Increase / (decrease) in valuation allowance	0	32	(404)
Tax effect of future temporary differences	(6)	0	0
Tax benefit from expected realization of tax loss	799	0	0
Tax losses not recognized	(280)	0	0
Utilization of tax losses	176	22	495
Total income tax expense	$ 164	$ 0	$ 0